Intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Abstract]
Disclosure of intangible assets and goodwill [text block]
Note 14	Intangible assets and goodwill

14.1	Balances
	12/31/2018	12/31/2017
	ThUS$	ThUS$
Intangible assets other than goodwill	188,283	113,787
Goodwill (1)	34,718	37,972
Total	223,001	151,759

1)	The recoverable amount of the cash-generating unit has been determined based on a calculation of the value in use which used cash flow projections for a 5-year period, plus perpetuity.

The present value of the future cash flows generated by these assets has been estimated given a variance in sales volumes, market prices and costs, discounted at weighted average cost of capital (WACC) of 9.80%.

14.2	Disclosures on intangible assets and goodwill

Intangible assets relate to goodwill, water rights, trademarks, industrial patents, rights of way, software, and mining claims which correspond to exploitation rights acquired from third-parties.

Balances and movements in the main classes of intangible assets as of December 31, 2018 and December 31, 2017 are detailed as follows:

	12/31/2018
Intangible assets and goodwill	Useful life	Gross amount ThUS$	Accumulated Amortization ThUS$	Accumulated Impairment losses ThUS$	Net Value ThUS$

Software	Finite	28,833	(25,455)	-	3,378
Intellectual property rights, patents and other industrial property rights, service	Finite	1,254	(1,096)	(7)	151
Mining property, water rights and rights of way.	Indefinite	184,849	(88)	(1,729)	183,032
Customer-related intangible assets	Indefinite	1,778	-	(205)	1,573
Other intangible assets	Indefinite	149	-	-	149
Intangible assets other than goodwill		216,863	(26,639)	(1,941)	188,283
Goodwill	Indefinite	37,972	-	(3,254)	34,718
Total intangible assets and goodwill		254,835	(26,639)	(5,195)	223,001

		12/31/2017
Intangible assets and goodwill	Useful life	Gross amount ThUS$	Accumulated Amortization ThUS$	Net Value ThUS$

Software	Finite	25,060	(19,769)	5,291
Intellectual property rights, patents and other industrial property rights, service	Finite	1,250	(1,061)	189
Mining property, water rights and rights of way	Indefinite	106,358	-	106,358
Customer-related intangible assets	Indefinite	1,778	-	1,778
Other intangible assets	Indefinite	171	-	171
Intangible assets other than goodwill		134,617	(20,830)	113,787
Goodwill	Indefinite	37,972	-	37,972
Total intangible assets and goodwill		172,589	(20,830)	151,759

a)	Estimated useful lives or amortization rates used for finite identifiable intangible assets

Finite useful life measures the length of, or number of production or similar units constituting that useful life.

The estimated useful life for software is 2-6 years, for other assets with a finite useful life, the useful life over which they are amortized corresponds to the periods defined by the contracts or rights from which they originate.

Intellectual property rights, patents and other industrial property rights, service and exploitation rights, mainly relate to water rights and have a finite useful life to the extent to which they are subject to a fixed-term contract or otherwise they are considered to be indefinite.

The company owns mining claims granted by Corfo, which correspond to assets subject to restitution. For this reason, they are considered assets with a finite useful life and their useful life is assigned until the year 2030 when the contract ends.

b)	Method used to assess identifiable intangible assets with indefinite useful life

The recoverable value of the cash-generating unit has been determined based on a calculation of value-in-use using cash flow projections for a period of 5 years, plus perpetuity. The present value of future cash flows generated by these assets was calculated given a variation in sales volumes, market prices and costs, discounted at a WACC rate of 8.04%.

This group of intangible assets includes water rights acquired in Chile, and mining concessions held by the company in Chile and Australia, and these rights are recorded at acquisition cost.

c)	Minimum and maximum amortization lives or rates of intangible assets:

Estimated useful lives or amortization rate	Minimum life or rate	Maximum life or rate

Mining property, water rights and rights of way	Indefinite	Indefinite
Intangible assets other than goodwill	Indefinite	Indefinite
Intellectual property rights, patents and other industrial property rights, service and exploitation rights	1 year	16 years
Trademarks	1 year	5 years
Software	2 years	6 years

The following table shows the movements in goodwill as of December 31, 2018
:
Company	Goodwill 01/01/2018	Additional recognition	Impairment losses	Transferred to available for sale	Goodwill 12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	(3,214)	-	-
SQM S.A.	22,255	-	-	-	22,255
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	320	-	(40)	-	280
Soquimich European Holding	11,373	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	724
Total	37,972	-	(3,254)	-	34,718

d)	Information to be disclosed on assets generated internally

The Company has no intangible assets generated internally.

e)	Movements in identifiable intangible assets as of December 31, 2018:

Movements in identifiable intangible assets, gross	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Mining property, water rights and rights of way Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	25,060	1,250	106,358		1,778	171	37,972	172,589
Additions	1,159	5	77,201		-	11	-	78,376
Increases (decreases) for transfers	-	-	-		-	-	-	-
Other increases / decreases for foreign currency exchange rates	(5)	(1)	(4)		-	-	-	(10)
(-) Impairment losses recognized in profit or loss for the year	-	-	-		-	-	-	-
Transferred to available for sale	-	-	-		-	-	-	-
Other increases (decreases)	2,619	-	1,294		-	(33)	-	3,880
Total increases (decreases)	3,773	4	78,491		1,778	(22)	-	82,246
Final balance	28,833	1,254	184,849		1,778	149	37,972	254,835

Accumulated amortization Movements in Identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service. Finite	Mining property, water rights and rights of way Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(19,769)	(1,061)	-	-	-	-	(20,830)
Additions	-	-	-	-	-	-	-
Other increases / decreases for foreign currency exchange rates	4	-	-	-	-	-	4
(-) Impairment losses recognized in profit or loss for the year	-	(7)	(1,729)	(205)	-	(3,254)	(5,195)
Amortization	(2,880)	(35)	(88)	-	-	-	(3,003)
Other increases (decreases)	(2,810)	-	-	-	-	-	(2,810)
Total increases (decreases)	(5,686)	(42)	(1,817)	(205)	-	(3,254)	(11,004)
Final balance	(25,455)	(1,103)	(1,817)	(205)	-	(3,254)	(31,834)

f)	Movements in identifiable intangible assets as of December 31, 2018, continued
Net value Movements in Identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service. Finite	Mining property, water rights and rights of way Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	5,291	189	106,358	1,778	171	37,972	151,759
Additions	1,159	5	77,201	-	11	-	78,376
Increases (decreases) for transfers	-	-	-		-	-	-
Amortization	(2,880)	(35)	(88)	-	-	-	(3,003)
Impairment losses recognized in profit or loss for the year	-	(7)	(1,729)	(205)	-	(3,254)	(5,195)
Other increases / decreases for foreign currency exchange rates	(1)	(1)	(4)	-	-	-	(6)
Transferred to available for sale	-	-	-	-	-	-	-
Other increases (decreases)	(191)	-	1,294	-	(33)	-	1,070
Total increases (decreases)	(1,913)	(38)	76,674	(205)	(22)	(3,254)	71,242
Final balance	3,378	151	183,032	1,573	149	34,718	223,001

g)	Movements in identifiable intangible assets as of December 31, 2017:

Gross value Movements in Identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service. Finite	Mining property, water rights and rights of way Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	23,280	1,483	106,436	2,942	-	37,972	172,113
Additions	939	8	-	-	171	-	1,118
Increases (decreases) for transfers	-	-	(205)	-	-	-	(205)
(-) Impairment losses recognized in profit or loss for the year	-	-	-	-	-	-	-
Other increases (decreases)	841	(241)	127	(1,164)	-	-	(437)
Total increases (decreases)	1,780	(233)	(78)	(1,164)	171	-	476
Final balance	25,060	1,250	106,358	1,778	171	37,972	172,589

g)	Movements in identifiable intangible assets as of December 31, 2017:

Movements in identifiable intangible assets, accumulated amortization	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Mining property, water rights and rights of way. Indefinite.	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$	ThUS$
Opening balance	(16,234)	(1,023)	-	-	-	-	(17,257)
Additions	-	-	-	-	-	-	-
Amortization	(2,653)	(38)	-	-	-	-	(2,691)
Other increases (decreases)	(882)	-	-	-	-	-	(882)
Total Increases (decreases)	(3,535)	(38)	-	-	-	-	(3,573)
Final balance	(19,769)	(1,061)	-		-	-	(20,830)

Movements in identifiable intangible assets, net	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Mining property, water rights and rights of way. Indefinite.	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$	ThUS$
Opening balance	7,046	460	106,436	2,942	-	37,972	154,856
Additions	939	8	-	-	171	-	1,118
Increases (decreases) for transfers	-	-	(205)	-	-	-	(205)
Amortization	(2,653)	(38)	-	-	-	-	(2,691)
Impairment	-	-	-	-	-	-	-
Increases (decreases) for transfers	-	-	-		-	-	-
Other increases (decreases)	(41)	(241)	127	(1,164)	-	-	(1,319)

Total Increases (decreases)	(1,755)	(271)	(78)	(1,164)	171	-	(3,097)
Final balance	5,291	189	106,358	1,778	171	37,972	151,759

h)	Movements in identifiable intangible assets as of December 31, 2016:

Movements in identifiable intangible assets, gross	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	3,821	23,251	1,448	96,500	3,651	38,388	167,059
Additions	-	160	25	2,100	-	-	2,285
Other increases (decreases)	(3,821)	(131)	10	(4)	(314)	(416)	(4,676)

Final balance	-	23,280	1,483	98,596	3,337	37,972	164,668

Movements in identifiable intangible assets, accumulated amortization	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	(3,821)	(13,438)	(984)	-	-	-	(18,243)
Additions	-	-	-	-	-	-	-
Amortization	-	(2,796)	(38)	-	-	-	(2,834)
Other increases (decreases)	3,821	-	(1)	-	-	-	3,820

Final balance	-	(16,234)	(1,023)	-	-	-	(17,257)

h)	Movements in identifiable intangible assets as of December 31, 2016:

Movements in identifiable intangible assets, net	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service rights of way	Intellectual property rights, patents and other industrial property rights, service rights of way	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	9,813	464	96,500	3,651	38,388	148,816
Additions	-	160	25	2,100	-	-	2,285
Amortization	-	(2,796)	(38)	-	-	-	(2,834)
Other increases (decreases)	-	(131)	9	(4)	(314)	(416)	(856)

Final balance	-	7,046	460	98,596	3,337	37,972	147,411